Value Line New York Tax Exempt Trust
Value Line New York Tax Exempt Trust
Investment objective
The investment objective of the Value Line New York Tax Exempt Trust (the “Trust”) is to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal.

Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Trust. There are no shareholder fees (fees paid directly from your investment).
Annual Trust Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Value Line New York Tax Exempt Trust VALUE LINE NEW YORK TAX EXEMPT TRUST
Management Fees (as a percentage of Assets)		0.60%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.51%
Expenses (as a percentage of Assets)		1.36%
Fee Waiver or Reimbursement	[1]	(0.47%)
Net Expenses (as a percentage of Assets)		0.89%
[1]	Effective June 1, 2011 through May 31, 2012, EULAV Asset Management (the "Adviser") has contractually agreed to waive the portion of the management fee in an amount equal to 0.225% of the Trust's average daily net assets and EULAV Securities LLC (the "Distributor") has contractually agreed to waive the Trust's 12b-1 fee, in an amount equal to 0.25% of the Trust's average daily net assets. The waivers cannot be terminated without the approval of the Trust's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Trust to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Trust for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Trust’s operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example VALUE LINE NEW YORK TAX EXEMPT TRUST (USD $)	1 year	3 years	5 years	10 years
Value Line New York Tax Exempt Trust	90	384	699	1,594

Portfolio turnover
The Trust pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Trust shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Trust’s performance. During the most recent fiscal year the Trust’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal investment strategies of the Trust
To achieve the Trust’s investment objective, the Adviser invests the Trust’s assets so that, under normal conditions, at least 80% of the annual interest income of the Trust will be exempt from both regular federal income tax and New York State and City personal income taxes and will not subject non-corporate shareholders to the alternative minimum tax. The Trust invests primarily in investment grade New York municipal securities having a maturity of more than one year. At least 80% of the Trust’s assets are invested in securities the interest income of which is exempt from both regular federal income tax and New York State and City personal income taxes. The Trust buys and sells New York municipal securities with a view towards seeking a high level of current income exempt from federal and New York State and City income taxes.

Principal risks of investing in the Trust
Investing in any mutual fund, including the Trust, involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of your investment. When you invest in the Trust, you assume a number of risks. Among them, is interest rate risk, the risk that as interest rates rise the value of some fixed income securities such as municipal securities may decrease, market risk, the risk that securities in a certain market will decline in value because of factors such as economic conditions or government actions, credit risk, the risk that any of the Trust’s holdings will have its credit downgraded or will default, income risk, the risk that the Trust’s income may decline because of falling interest rates and other market conditions, liquidity risk, the risk that at times it may be difficult to value a security or sell it at a fair price and risks associated with credit ratings.

Because the Trust invests primarily in the securities issued by New York State and its municipalities, its performance may be affected by local, state, and regional factors. These may include tax, legislation or policy changes, political and economic factors, natural disasters, and the possibility of credit problems.

Although New York State has enacted plans to reduce its multi-year budget deficits, gaps between actual revenues and expenditures may arise in the current and future fiscal years. New York State, New York City and certain localities outside New York City have experienced financial problems in the past, and particularly over the past 14 months, as a result of the credit market crisis and global recession. These problems have affected and most likely will continue to affect the fiscal health of the State and the U.S. economy for the forseeable future.

New federal or state legislation may adversely affect the tax-exempt status of securities held by the Trust or the financial ability of municipalities to repay their obligations. Although distributions of interest income from the Trust’s tax-exempt securities are generally exempt from regular federal income tax, distributions from other sources, including capital gain distributions and any gains on the sale of your shares, are not. You should consult a tax adviser about whether an alternative minimum tax applies to you and about state and local taxes on your Trust distributions.

The price of Trust shares will increase and decrease according to changes in the value of the Trust’s investments. The market values of municipal securities will vary inversely in relation to their yields.

The Trust’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York municipal securities to meet their continuing obligations for the payment of principal and interest.

The Trust is non-diversified which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, it may be exposed to greater risk.

An investment in the Trust is not a complete investment program and you should consider it just one part of your total investment program. An investment in the Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Trust is not appropriate for Individual Retirement Accounts ("IRAs") or other tax-advantaged retirement plans. For a more complete discussion of risk, please turn to page 9 and refer to the Statement of Additional Information.

Trust performance
This bar chart and table can help you evaluate the potential risks of investing in the Trust. The bar chart below shows how returns for the Trust’s shares have varied over the past ten calendar years, and the table below shows the average annual total returns (before and after taxes) of these shares for one, five, and ten years compared to the performance of the Barclays Capital Municipal Bond Index, which is a broad based market index. The Trust’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at: www.vlfunds.com.

Total Returns (before taxes) as of 12/31 each year

Best Quarter:	Q3 2009	+7.60%
Worst Quarter:	Q3 2008	–5.39%

The Trust's year-to-date return for the three months ended March 31, 2011, was 0.10%.

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Trust shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns Value Line New York Tax Exempt Trust	Label	1 year	5 years	10 years
VALUE LINE NEW YORK TAX EXEMPT TRUST	Return before taxes	1.09%	1.28%	2.76%
VALUE LINE NEW YORK TAX EXEMPT TRUST After Taxes on Distributions	Return after taxes on distributions	1.09%	1.27%	2.61%
VALUE LINE NEW YORK TAX EXEMPT TRUST After Taxes on Distributions and Sales	Return after taxes on distributions and sale of Trust shares	1.80%	1.61%	2.83%
Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	2.38%	4.09%	4.83%